Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6		6
Quoted market price (gbp per share) | £ / shares			£ 2.55	£ 4.72
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	28,171,000	17,112,000	28,171,000	17,112,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 3.79	$ 4.91
Number of options exercisable (in shares)	1,874,000	1,067,000	1,874,000	1,067,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 5.02	$ 3.97
Dilutive effect (in shares)	2,497,000	3,990,000